Financing Arrangements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
Summary of Debt Outstanding

The following is a summary of debt outstanding as of the periods presented:

	As of
	June 30, 2016	December 31, 2015
Notes Payable to Directors and Affiliates	$2,162,492	$1,748,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Convertible Notes, due December 2016 and June 2017, interest 0%	650,126	—
Series Subordinated Note, due January 2016, interest at 12%	415,398	415,398
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or August 2016, interest between 8.25% and 12%	67,082	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	286,637	260,949
Total	6,073,735	4,990,833
Unamortized deferred financing costs	(118,934)	(30,576)
Total debt, net	5,954,801	4,960,257
Less: current portion of long-term debt	5,582,897	4,768,257
Long-term debt, net of current portion	$371,904	$192,000

Following is a summary of debt outstanding:

	As of
	December 31, 2015	December 31, 2014
Notes Payable to Directors and Affiliates	$1,748,000	$1,350,000
Convertible Term Loan, due December 2016, interest at 10%	2,300,000	2,300,000
Series Subordinated Note, due January 2016, interest at 12%	415,398	613,808
Notes Payable, due the earlier of raising $10 million in proceeds from private placements or January 2016, interest between 8.25% and 12%	74,486	74,486
Note Payable, due August 2021, interest 0%	192,000	192,000
Installment Note Payable – Bank	260,949	252,244
Total	4,990,833	4,782,538
Unamortized discount	-	(145,835)
Total debt, net	4,990,833	4,636,703
Less: current maturities	4,798,833	2,070,217
Long-term portion	$192,000	$2,566,486

Schedule of Future Maturities of Long-term Debt	Future maturities of long-term debt at June 30, 2016 are as follows:
Six months ending December 31, 2016	$3,788,862
2017	1,968,386
2018	115,155
2019	9,332
2020	-
2021	192,000
Thereafter	-
$6,073,735
Future maturities of long-term debt at December 31, 2015 are as follows:
2016	$4,798,833
2017	-
2018	-
2019	-
2020	-
Thereafter	192,000
$4,990,833